Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022
Assets [Abstract]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Net revenues
Liabilities [Abstract]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax		Other Comprehensive Income (Loss), Net of Tax
Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Beginning balance, Assets		¥ 792		¥ 566
Total gains (losses) recognized in net revenue, Assets	[1]	14		59
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	717		822
Sales/ redemptions, Assets	[2]	(735)		(849)
Settlements, Assets		(9)		14
Foreign exchange movements, Assets		47		60
Transfers into Level 3, Assets	[3],[4]	210		148
Transfers out of Level 3, Assets	[4]	(168)		(28)
Ending balance, Assets		868		792
Liabilities [Abstract]
Beginning balance, Liabilities		580		694
Total gains (losses) recognized in net revenue, Liabilities	[1]	16		(40)
Total gains (losses) recognized in other comprehensive income, Liabilities		7		2
Purchases/ issues, Liabilities	[2]	306		649
Sales/ redemptions, Liabilities	[2]	(195)		(591)
Settlements, Liabilities
Foreign exchange movements, Liabilities		5		7
Transfers into Level 3, Liabilities	[3],[4]	141		71
Transfers out of Level 3, Liabilities	[4]	(249)		(288)
Ending balance, Liabilities		565		580
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		398		366
Total gains (losses) recognized in net revenue, Assets	[1]	(11)		3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	622		723
Sales/ redemptions, Assets	[2]	(598)		(754)
Settlements, Assets
Foreign exchange movements, Assets		23		30
Transfers into Level 3, Assets	[3],[4]	122		94
Transfers out of Level 3, Assets	[4]	(99)		(64)
Ending balance, Assets		457		398
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		14		16
Total gains (losses) recognized in net revenue, Assets	[1]	(2)		3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	11		2
Sales/ redemptions, Assets	[2]	(13)		(9)
Settlements, Assets
Foreign exchange movements, Assets		1		1
Transfers into Level 3, Assets	[3],[4]	1		3
Transfers out of Level 3, Assets	[4]	(8)		(2)
Ending balance, Assets		4		14
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		32		58
Total gains (losses) recognized in net revenue, Assets	[1]	11		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	27		14
Sales/ redemptions, Assets	[2]	(18)		(30)
Settlements, Assets
Foreign exchange movements, Assets		0		1
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]			(13)
Ending balance, Assets		52		32
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		2		2
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		0
Sales/ redemptions, Assets	[2]	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		2		2
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		10		12
Total gains (losses) recognized in net revenue, Assets	[1]	0		1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	15		13
Sales/ redemptions, Assets	[2]	(17)		(16)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	1		2
Transfers out of Level 3, Assets	[4]	(1)		(2)
Ending balance, Assets		8		10
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		220		135
Total gains (losses) recognized in net revenue, Assets	[1]	(3)		(3)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	273		207
Sales/ redemptions, Assets	[2]	(266)		(194)
Settlements, Assets
Foreign exchange movements, Assets		13		16
Transfers into Level 3, Assets	[3],[4]	100		89
Transfers out of Level 3, Assets	[4]	(79)		(30)
Ending balance, Assets		258		220
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		7		8
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		0
Sales/ redemptions, Assets	[2]	0		(1)
Settlements, Assets
Foreign exchange movements, Assets				0
Transfers into Level 3, Assets	[3],[4]	0
Transfers out of Level 3, Assets	[4]	(7)		0
Ending balance, Assets		0		7
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		8		6
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	3		5
Sales/ redemptions, Assets	[2]	(12)		(4)
Settlements, Assets
Foreign exchange movements, Assets		0		1
Transfers into Level 3, Assets	[3],[4]	10		0
Transfers out of Level 3, Assets	[4]	0
Ending balance, Assets		8		8
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		79		106
Total gains (losses) recognized in net revenue, Assets	[1]	(10)		4
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	160		370
Sales/ redemptions, Assets	[2]	(141)		(395)
Settlements, Assets
Foreign exchange movements, Assets		7		10
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]			(16)
Ending balance, Assets		95		79
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		26		23
Total gains (losses) recognized in net revenue, Assets	[1]	(6)		(4)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	69		96
Sales/ redemptions, Assets	[2]	(69)		(89)
Settlements, Assets
Foreign exchange movements, Assets		2		1
Transfers into Level 3, Assets	[3],[4]	10
Transfers out of Level 3, Assets	[4]	(4)		(1)
Ending balance, Assets		28		26
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		0		0
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	64		16
Sales/ redemptions, Assets	[2]	(62)		(16)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		2		0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	10		(41)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(4)		43
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(23)		3
Foreign exchange movements, Assets	[5]	(4)		(1)
Transfers into Level 3, Assets	[3],[4],[5]	11		(31)
Transfers out of Level 3, Assets	[4],[5]	16		37
Ending balance, Assets	[5]	6		10
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(11)		(43)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(6)		(7)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	14		13
Foreign exchange movements, Assets	[5]	1		0
Transfers into Level 3, Assets	[3],[4],[5]	9		14
Transfers out of Level 3, Assets	[4],[5]	4		12
Ending balance, Assets	[5]	11		(11)
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(33)		(38)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	24		6
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(5)		2
Foreign exchange movements, Assets	[5]	(3)		(2)
Transfers into Level 3, Assets	[3],[4],[5]	0		(2)
Transfers out of Level 3, Assets	[4],[5]	(15)		1
Ending balance, Assets	[5]	(32)		(33)
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	10		15
Total gains (losses) recognized in net revenue, Assets	[1],[5]	2		(1)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	5		(4)
Foreign exchange movements, Assets	[5]	2		1
Transfers into Level 3, Assets	[3],[4],[5]	0		0
Transfers out of Level 3, Assets	[4],[5]	0		(1)
Ending balance, Assets	[5]	19		10
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(24)		(107)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	16		41
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(9)		14
Foreign exchange movements, Assets	[5]	(4)		(2)
Transfers into Level 3, Assets	[3],[4],[5]	20		(19)
Transfers out of Level 3, Assets	[4],[5]	5		49
Ending balance, Assets	[5]	4		(24)
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		374		259
Total gains (losses) recognized in net revenue, Assets	[1]	5		44
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	622		723
Sales/ redemptions, Assets	[2]	(598)		(754)
Settlements, Assets		(9)		14
Foreign exchange movements, Assets		19		28
Transfers into Level 3, Assets	[3],[4]	142		75
Transfers out of Level 3, Assets	[4]	(94)		(15)
Ending balance, Assets		461		374
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		205		104
Total gains (losses) recognized in net revenue, Assets	[1]	21		18
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	85		95
Sales/ redemptions, Assets	[2]	(123)		(89)
Settlements, Assets
Foreign exchange movements, Assets		12		16
Transfers into Level 3, Assets	[3],[4]	65		73
Transfers out of Level 3, Assets	[4]	(74)		(12)
Ending balance, Assets		191		205
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		16		18
Total gains (losses) recognized in net revenue, Assets	[1]	0		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			2
Sales/ redemptions, Assets	[2]			(5)
Settlements, Assets
Foreign exchange movements, Assets		1		2
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		17		16
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets
Total gains (losses) recognized in net revenue, Assets	[1]	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		1
Transfers into Level 3, Assets	[3],[4]	2
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		3
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets [Abstract]
Beginning balance, Assets		197	[6]	185
Total gains (losses) recognized in net revenue, Assets	[1]	(12)		(2)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	10		2
Sales/ redemptions, Assets	[2]	(14)		(1)
Settlements, Assets
Foreign exchange movements, Assets		14		14
Transfers into Level 3, Assets	[3],[4]	1		0
Transfers out of Level 3, Assets	[4]			(1)
Ending balance, Assets	[6]	196		197
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3		7
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	3		7
Sales/ redemptions, Liabilities	[2]	(9)		(10)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		(1)
Transfers into Level 3, Liabilities	[3],[4]	9		8
Transfers out of Level 3, Liabilities	[4]	(3)		(8)
Ending balance, Liabilities		4		3
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	(2)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	2
Transfers out of Level 3, Liabilities	[4]			0
Ending balance, Liabilities		1		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			0
Sales/ redemptions, Liabilities	[2]			(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3		5
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	2		5
Sales/ redemptions, Liabilities	[2]	(6)		(6)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		(1)
Transfers into Level 3, Liabilities	[3],[4]	7		8
Transfers out of Level 3, Liabilities	[4]	(3)		(8)
Ending balance, Liabilities		3		3
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]			0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1		2
Sales/ redemptions, Liabilities	[2]	(1)		(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]			0
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities				0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		58		103
Total gains (losses) recognized in net revenue, Liabilities	[1]	(4)		(8)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	43		152
Sales/ redemptions, Liabilities	[2]	(32)		(136)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		1
Transfers into Level 3, Liabilities	[3],[4]	10		15
Transfers out of Level 3, Liabilities	[4]	(53)		(85)
Ending balance, Liabilities		30		58
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		8		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	1		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	17		2
Sales/ redemptions, Liabilities	[2]	0
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]	8		7
Transfers out of Level 3, Liabilities	[4]	(15)		(2)
Ending balance, Liabilities		17		8
Recurring [Member] | Level 3 [Member] | Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities				1
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]			(1)
Ending balance, Liabilities
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		479		547
Total gains (losses) recognized in net revenue, Liabilities	[1]	4		(6)
Total gains (losses) recognized in other comprehensive income, Liabilities		7		2
Purchases/ issues, Liabilities	[2]	238		487
Sales/ redemptions, Liabilities	[2]	(152)		(409)
Settlements, Liabilities
Foreign exchange movements, Liabilities		2		1
Transfers into Level 3, Liabilities	[3],[4]	114		41
Transfers out of Level 3, Liabilities	[4]	(177)		(192)
Ending balance, Liabilities		493		479
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		32		35
Total gains (losses) recognized in net revenue, Liabilities	[1]	16		(26)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	5		1
Sales/ redemptions, Liabilities	[2]	(2)		(36)
Settlements, Liabilities
Foreign exchange movements, Liabilities		3		6
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	(1)		0
Ending balance, Liabilities		¥ 21		¥ 32

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income. Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2022 and March 31, 2023.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See “Quantitative and qualitative information regarding significant unobservable valuation inputs” above for the valuation inputs of each financial instruments.
[5]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[6]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.